Employee Benefits (Tables)	6 Months Ended
Jun. 30, 2025
Disclosure of information about defined benefit plans [abstract]
Summary of Employee benefits

Details of employee benefits for the six months ended June 30, 2025 and 2024 are as follows:

(In thousand Euros)	June 30, 2025	June 30, 2024
Wages and salaries	22,453	26,659
Share-based payment plans expenses	537	1,404
Social Security	5,146	8,928
Total	28,136	36,991

Summary of Personnel Expenses Recognized for Share-based Payment Transactions

Details of the personnel expense recognized for share-based payment transactions are as follows:

(In thousand Euros)	June 30, 2025	June 30, 2024
Management stock option plan	—	195
ESPP	22	77
Performance based earn out in shares and RSUs management Ares	64	157
RSU Employees	120	994
RSU Management	367	558
Capitalization of share-based payment transactions in intangible assets	(36)	(577)
Total	537	1,404

Summary of Movements in Stock Options Until The Transaction Date

The following table illustrates the movements in stock options during the six months ended June 30, 2025, excluding earn out payments in shares for the business combinations in 2022:

Number of warrants	ESOP	MSOP	Founders	RSU Employees	RSU Management	RSU Coil & Ares	ESPP	Total
At December 31, 2024	675,691	1,932,862	1,013,609	2,333,924	2,596,440	222,800	—	8,775,326
Granted	—	—	—	958,500	—	—	719,998	1,678,498
Exercised	—	(21,134)	—	(754,776)	(375,000)	—	(719,998)	(1,870,908)
Cancelled	—	—	—	(642,072)	(300,000)	(32,148)	—	(974,220)
At June 30, 2025	675,691	1,911,728	1,013,609	1,895,576	1,921,440	190,652	—	7,608,696